LOSS PER SHARE (Schedule of basic loss per ordinary share) (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [line items]
Basic (loss)/earnings per share denominator	183,376,218	152,885,033
Reconciliation to weighted average (loss)/earnings per share denominator:
Basic (loss)/earnings per share denominator	183,376,218	152,885,033
Class A Ordinary shares [Member]
Earnings per share [line items]
Basic (loss)/earnings per share denominator	183,376,218	152,885,033
Reconciliation to weighted average (loss)/earnings per share denominator:
Number of shares at January 1	165,865,884	164,985,882
Weighted average number of shares issued during the year	30,065,934	454,751
Weighted average number of treasury shares	(12,555,600)	(12,555,600)
Basic (loss)/earnings per share denominator	183,376,218	152,885,033